Leases (Details) - Schedule of Lease Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Lease Expenses [Abstract]
Lease expense	$ 45,891	$ 47,425	$ 50,103